Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item
The tables below presents, for each strategy, the notional amount and the fair value adjustments of hedge instruments and the book value of the hedged item:

	12/31/2019			12/31/2018
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
Strategies	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	24,543	(37)	24,543	29,727	(21)	29,727
Hedge of highly probable forecast transactions	294	(11)	294	71	6	71
Hedge of net investment in foreign operations	16,947	4,988	14,396	12,550	2,230	14,820
Hedge of loan operations (Fair value)	7,386	(264)	7,386	7,066	(54)	7,066
Hedge of loan operations (Cash flow)	257	14	269	268	7	274
Hedge of funding (Fair value)	7,436	775	7,436	9,124	43	9,124
Hedge of funding (Cash flow)	4,590	(27)	4,617	3,105	82	3,200
Hedge of assets transactions	5,656	91	5,564	8,003	136	7,866
Hedge of Asset-backed securities under repurchase agreements	32,130	20	30,896	38,013	8	36,668
Hedge of assets denominated in UF	12,582	5	12,588	13,221	23	13,247
Hedge of securities at fair value through other comprehensive income	4,609	(85)	4,482	5,401	(82)	5,391

Total		5,469			2,378

Breakdown by Maturity of Hedging Strategies
The table below shows the breakdown by maturity of the hedging strategies:

	12/31/2019
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	5,533	4,409	1,627	8,464	—	4,510	—	24,543
Hedge of highly probable forecast transactions	294	—	—	—	—	—	—	294
Hedge of net investment in foreign operations (*)	16,947	—	—	—	—	—	—	16,947
Hedge of loan operations (Fair value)	381	2,490	1,248	993	623	1,111	540	7,386
Hedge of loan operations (Cash flow)	27	156	74	—	—	—	—	257
Hedge of funding (Fair value)	299	152	375	423	129	4,220	1,838	7,436
Hedge of funding (Cash flow)	2,562	—	—	1,646	161	221	—	4,590
Hedge of assets transactions	—	3,671	1,985	—	—	—	—	5,656
Hedge of Asset-backed securities under repurchase agreements	6,225	18,739	812	5,621	—	733	—	32,130
Hedge of assets denominated in UF	9,628	2,954	—	—	—	—	—	12,582
Hedge of securities at fair value through other comprehensive income	4,230	—	28	—	—	351	—	4,609

Total	46,126	32,571	6,149	17,147	913	11,146	2,378	116,430

	12/31/2018
Strategies	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	over 10 years	Total
Hedge of deposits and repurchase agreements	11,925	4,729	3,519	—	5,737	3,817	—	29,727
Hedge of highly probable forecast transactions	71	—	—	—	—	—	—	71
Hedge of net investment in foreign operations (*)	12,550	—	—	—	—	—	—	12,550
Hedge of loan operations (Fair value)	293	1,416	1,793	1,379	375	822	988	7,066
Hedge of loan operations (Cash flow)	—	28	162	78	—	—	—	268
Hedge of funding (Fair value)	1,590	297	154	391	377	3,972	2,343	9,124
Hedge of funding (Cash flow)	2,874	—	—	—	—	231	—	3,105
Hedge of assets transactions	6,346	—	1,657	—	—	—	—	8,003
Hedge of Asset-backed securities under repurchase agreements	26,943	5,838	1,517	—	3,715	—	—	38,013
Hedge of assets denominated in UF	12,241	924	56	—	—	—	—	13,221
Hedge of securities at fair value through other comprehensive income	4,223	—	—	—	—	1,178	—	5,401

Total	79,056	13,232	8,858	1,848	10,204	10,020	3,331	126,549

(*)	Classified as current, since instruments are frequently renewed.

Fair value hedge [Member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2019
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap (2)	19,431	766	4,636	426	15

Total	19,431	766	4,636	426	15

	12/31/2018
	Notional	Book value (1)		Variation in fair value used to calculate hedge	Hedge ineffectiveness
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	recognized in income
Interest rate risk
Swap	21,591	86	1,078	(93)	10

Total	21,591	86	1,078	(93)	10

(1)	Amounts recorded under heading Derivatives financial instruments;
(2)	In the period, the amount of R$ 408 is no longer qualified as hedge, with effect on result of R$ (15).

Schedule of the Effect of Hedge Accounting on the Financial Position and Performance
The effects of hedge accounting on the financial position and performance of ITAÚ UNIBANCO HOLDING are presented below:

	12/31/2019
	Hedged Item					Hedge Instruments
							Variation in fair
					Variation in fair value		value used to
	Book Value (*)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	7,386	—	7,642	—	256	7,386	(264)
Hedge of funding	—	7,436	—	8,195	(759)	7,436	775
Hedge of securities at fair value through other comprehensive income	4,482	—	4,574	—	92	4,609	(85)

Total	11,868	7,436	12,216	8,195	(411)	19,431	426

	12/31/2018
	Hedged Item					Hedge Instruments
							Variation in fair
					Variation in fair value		value used to
	Book Value (*)		Fair value		recognized in	Notional	calculate hedge
Strategies	Assets	Liabilities	Assets	Liabilities	income	amount	ineffectiveness
Interest rate risk
Hedge of loan operations	7,066	—	7,119	—	53	7,066	(54)
Hedge of funding	—	9,124	—	9,167	(43)	9,124	43
Hedge of securities at fair value through other comprehensive income	5,391	—	5,483	—	93	5,401	(82)

Total	12,457	9,124	12,602	9,167	103	21,591	(93)

(*)	Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operation.

Hedges of net investment in foreign operations [member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2019
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
DDI futures	32,966	228	—	(12,329)	(12,292)	(37)	—
Forward	(2,990)	2,977	—	408	381	27	—
NDF	(11,525)	260	—	4,443	4,434	9	—
Financial Assets	(1,504)	1,523	—	258	260	(2)	—

Total	16,947	4,988	—	(7,220)	(7,217)	(3)	—

	12/31/2018
				Variations in fair	Variation in the value	Hedge	Amount reclassified
				value used to	recognized in Other	ineffectiveness	from foreign currency
	Notional	Book Value (*)		calculate hedge	comprehensive	recognized in	convertion reserve
Hedge instruments	amount	Assets	Liabilities	ineffectiveness	income	income	into income
Foreign exchange risk
DDI futures	27,990	—	113	(11,394)	(11,353)	(41)	—
Forward	(1,470)	1,059	—	764	726	38	—
NDF	(13,167)	255	—	3,198	3,189	9	—
Financial Assets	(803)	803	—	136	138	(2)	—

Total	12,550	2,117	113	(7,296)	(7,300)	4	—

(*)	Amounts recorded under heading Derivatives Financial Instruments.

Cash flow hedges [member]
Statement [Line Items]
Summary of Hedge Accounting

	12/31/2019
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	62,329	—	14	(2,200)	(2,197)	(3)	—
Swap	17,429	4,617	12,858	(8)	(9)	1	—
Foreign exchange risk
Futures	294	—	156	(11)	(11)	—	—

Total	80,052	4,617	13,028	(2,219)	(2,217)	(2)	—

	12/31/2018
	Notional	Book Value (*)		Variations in fair value used to calculate hedge	Variation in value recognized in Other comprehensive	Hedge ineffectiveness recognized in	Amount reclassified from Cash flow hedge
Hedge Instruments	amount	Assets	Liabilities	ineffectiveness	income	income	reserve to income
Interest rate risk
Futures	75,743	256	21	(1,305)	(1,193)	(112)	—
Swap	16,594	3,023	13,519	112	110	2	—
Foreign exchange risk
Futures	6	5	—	1	1	—	—
Option	65	9	—	5	5	—	—

Total	92,408	3,293	13,540	(1,187)	(1,077)	(110)	—

(*)	Amounts recorded under heading Derivatives.

Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item

		12/31/2019
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Nominal	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Value	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	24,543	(2,808)	(3,310)	24,543	(2,814)
Hedge of assets transactions	Loans and lease operations and Securities	5,564	—	91	91	5,656	91
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	30,896	—	520	520	32,130	523
Hedge of loan operations	Loans and lease operations	269	—	12	12	257	14
Hedge of funding	Deposits	—	4,617	(27)	(22)	4,590	(27)
Hedge of assets denominated in UF	Securities	12,588	—	6	6	12,582	5
Foreign exchange risk
Hedge of highly probable forecast transactions		294	—	(11)	179	294	(11)

Total		49,611	29,160	(2,217)	(2,524)	80,052	(2,219)

		12/31/2018
		Hedged item				Hedge instrument
		Book Value		Variation in value recognized in Other	Cash flow hedge	Nominal	Variation in fair value used to calculate hedge
Strategies	Heading	Assets	Liabilities	comprehensive income	reserve	Value	ineffectiveness
Interest rate risk
Hedge of deposits and repurchase agreements	Securities purchased under agreements to resell	—	29,727	(1,682)	(2,946)	29,727	(1,800)
Hedge of assets transactions	Loans and lease operations and Securities	7,866	—	136	136	8,003	136
Hedge of Asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	36,668	—	353	353	38,013	359
Hedge of loan operations	Loans and lease operations	274	—	6	6	268	7
Hedge of funding	Deposits	—	3,200	78	86	3,105	82
Hedge of assets denominated in UF	Securities	13,247	—	26	26	13,221	23
Foreign exchange risk
Hedge of highly probable forecast transactions		71	—	6	6	71	6

Total		58,126	32,927	(1,077)	(2,333)	92,408	(1,187)

investment abroad designated as hedged item [Member]
Statement [Line Items]
Summary of Hedge Accounting
Instead, ITAÚ UNIBANCO HOLDING uses the Dollar Offset Method, which is based on a comparison of the change in fair value (cash flow) of the hedging instrument, attributable to changes in the exchange rate and the gain (loss) arising from variations in exchange rates on the amount of investment abroad designated as the object of the hedge.

	12/31/2019
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	—	14,396	(7,217)	(7,217)	16,947	(7,220)

Total	—	14,396	(7,217)	(7,217)	16,947	(7,220)

	12/31/2018
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other	Foreign currency	Notional	Variation in fair value used to calculate hedge
Strategies	Assets	Liabilities	comprehensive income	convertion reserve	amount	ineffectiveness
Foreign exchange risk
Hedge of net investment in foreign operations (1)	—	14,820	(7,300)	(7,300)	12,550	(7,296)

Total	—	14,820	(7,300)	(7,300)	12,550	(7,296)

(1)	Hedge instruments consider the gross tax position;
(2)	Amounts recorded under heading Derivatives - Hedge of investments in foreign operation.